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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING VP Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:    March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 71.1%

		Advertising: 0.1%
28,900		Harte-Hanks, Inc.	$790,415
			790,415
		Aerospace/Defense: 2.0%
11,900	@, L	Armor Holdings, Inc.	693,651
100,850		Boeing Co.	7,859,241
15,267		Kaman Corp.	384,118
67,150	L	Lockheed Martin Corp.	5,044,980
96,940		Raytheon Co.	4,443,730
47,000		Rockwell Collins, Inc.	2,648,450
15,930	@, L	Teledyne Technologies, Inc.	567,108
55,500		United Technologies Corp.	3,217,335
			24,858,613
		Agriculture: 1.6%
113,700		Altria Group, Inc.	8,056,782
130,850		Archer-Daniels-Midland Co.	4,403,103
55,500		Monsanto Co.	4,703,625
23,200	L	Reynolds America, Inc.	2,447,600
			19,611,110
		Airlines: 0.4%
48,800	@, L	Airtran Holdings, Inc.	883,768
23,326	@, L	Mesa Air Group, Inc.	266,849
23,095		Skywest, Inc.	675,991
193,400		Southwest Airlines Co.	3,479,266
			5,305,874
		Apparel: 0.4%
93,600	@	Coach, Inc.	3,236,688
15,900	@, L	Gymboree Corp.	414,036
14,480		K-Swiss, Inc.	436,427
4,700		Phillips-Van Heusen	179,587
21,200		Polo Ralph Lauren Corp.	1,284,932
			5,551,670
		Auto Manufacturers: 0.3%
425,800	L	Ford Motor Co.	3,389,368
9,694	L	Oshkosh Truck Corp.	603,355
			3,992,723
		Auto Parts & Equipment: 0.1%
41,500		ArvinMeritor, Inc.	618,765
20,400		Modine Manufacturing Co.	601,800
			1,220,565
		Banks: 3.1%
253,800		Bank of America Corp.	11,558,052
21,700		Bank of Hawaii Corp.	1,156,827
44,800		Comerica, Inc.	2,597,056
7,392	L	East-West Bancorp, Inc.	284,962
28,845		Fremont General Corp.	621,898

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 71.1% (continued)

99,700		Keycorp	$3,668,960
119,000		National City Corp.	4,153,100
58,845		PNC Financial Services Group, Inc.	3,960,857
20,700		Umpqua Holdings Corp.	589,950
94,700		US BanCorp.	2,888,350
88,650		Wachovia Corp.	4,968,833
8,400		Whitney Holding Corp.	297,864
26,923		Wilmington Trust Corp.	1,167,112
			37,913,821
		Beverages: 1.8%
235,150		Coca-Cola Co.	9,845,731
40,700	L	Pepsi Bottling Group, Inc.	1,236,873
35,000		PepsiAmericas, Inc.	855,750
182,050		PepsiCo, Inc.	10,520,670
			22,459,024
		Biotechnology: 0.4%
67,000	@, L	Amgen, Inc.	4,874,250
26,100	@, L	Regeneron Pharmaceuticals, Inc.	434,043
			5,308,293
		Building Materials: 0.2%
9,500	@, L	Drew Industries, Inc.	337,725
200		Lennox International, Inc.	5,972
14,400		Martin Marietta Materials, Inc.	1,541,232
8,500	L	Universal Forest Products, Inc.	539,665
			2,424,594
		Chemicals: 1.2%
26,700		Airgas, Inc.	1,043,703
52,300		Dow Chemical Co.	2,123,380
50,300		EI Du Pont de Nemours & Co.	2,123,163
25,700	L	Lubrizol Corp.	1,101,245
67,587	L	Lyondell Chemical Co.	1,344,981
5,900		Penford Corp.	94,872
45,100		PPG Industries, Inc.	2,857,085
39,400		Rohm & Haas Co.	1,925,478
17,600	L	Schulman A, Inc.	435,600
6,251	@	Tronox, Inc.	106,202
39,600		Valspar Corp.	1,103,652
			14,259,361
		Coal: 0.2%
10,200		Massey Energy Co.	367,914
33,400	L	Peabody Energy Corp.	1,683,694
			2,051,608
		Commercial Services: 1.2%
10,700	L	Administaff, Inc.	581,652
34,700	@, L	Career Education Corp.	1,309,231
7,690	@, L	Consolidated Graphics, Inc.	400,803
14,000		Corporate Executive Board Co.	1,412,600
3,400		CPI Corp.	69,360
26,304	@	Education Management Corp.	1,094,246
37,350		Equifax, Inc.	1,390,914
17,900	L	Healthcare Services Group	382,344
26,800	@, L	Korn/Ferry Intl.	546,452
28,200		Manpower, Inc.	1,612,476

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 71.1% (continued)

71,400		McKesson Corp.	$3,722,082
37,200		Pharmaceutical Product Development, Inc.	1,287,492
6,440	L	Pre-Paid Legal Services, Inc.	228,491
39,700	@	Spherion Corp.	412,880
6,110	@, L	Vertrue, Inc.	255,398
			14,706,421
		Computers: 3.3%
45,600	@	Apple Computer, Inc.	2,860,032
3,990	@, L	CACI International, Inc.	262,343
35,400	@, L	Cadence Design Systems, Inc.	654,546
52,300	@	Ceridian Corp.	1,331,035
17,230	@	Cognizant Technology Solutions Corp.	1,025,013
128,550	@, L	Dell, Inc.	3,825,648
4,400	L	Factset Research Systems, Inc.	195,140
316,100	L	Hewlett-Packard Co.	10,399,690
157,450		International Business Machines Corp.	12,984,902
12,900	@, L	Komag, Inc.	614,040
18,200	@, L	Manhattan Associates, Inc.	400,400
15,137	@, L	Micros Systems, Inc.	697,362
11,920	L	MTS Systems Corp.	498,614
29,500		Reynolds & Reynolds Co.	837,800
45,725	@	Sandisk Corp.	2,630,102
10,400	@, L	Synaptics, Inc.	228,696
55,500	@, L	Synopsys, Inc.	1,240,425
26,866	@, L	Western Digital Corp.	522,006
			41,207,794
		Cosmetics/Personal Care: 1.4%
295,400		Procter & Gamble Co.	17,020,948
			17,020,948
		Distribution/Wholesale: 0.2%
20,500	@, L	Brightpoint, Inc.	636,730
13,490	L	Building Materials Holding Corp.	480,784
6,550	L	SCP Pool Corp.	307,261
13,100	L	United Stationers, Inc.	695,610
			2,120,385
		Diversified Financial Services: 5.1%
67,400		American Express Co.	3,541,870
45,900	@, L	AmeriCredit Corp.	1,410,507
54,200		CIT Group, Inc.	2,900,784
272,700	L	Citigroup, Inc.	12,879,621
51,100		Fannie Mae	2,626,540
54,800		Goldman Sachs Group, Inc.	8,601,408
27,800	L	IndyMac Bancorp, Inc.	1,137,854
5,600	@	Investment Technology Group, Inc.	278,880
190,400		JPMorgan Chase & Co.	7,928,256
15,472	L	Legg Mason, Inc.	1,939,106
42,200		Lehman Brothers Holdings, Inc.	6,099,166
50,150	L	Merrill Lynch & Co., Inc.	3,949,814
134,300		Morgan Stanley	8,436,726
9,300	@, L	Portfolio Recovery Associates, Inc.	435,519
			62,166,051
		Electric: 1.3%
55,000		Alliant Energy Corp.	1,730,850
27,400	L	Black Hills Corp.	931,600

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 71.1% (continued)

96,800	L	Duke Energy Corp.	$2,821,720
18,910		SCANA Corp.	742,028
105,100	@	Sierra Pacific Resources	1,451,431
180,000		TXU Corp.	8,056,800
19,400	L	Wisconsin Energy Corp.	775,806
			16,510,235
		Electrical Components & Equipment: 0.0%
14,400	@, L	Greatbatch, Inc.	315,504
			315,504
		Electronics: 1.0%
101,700	@	Agilent Technologies, Inc.	3,818,835
11,100		Amphenol Corp.	579,198
41,991		Arrow Electronics, Inc.	1,355,050
6,500		Brady Corp.	243,490
16,190	@, L	Coherent, Inc.	568,431
14,000	@, L	Cymer, Inc.	636,160
17,600	@	Electro Scientific Industries, Inc.	389,488
9,190	@, L	Flir Systems, Inc.	261,088
3,200	@	Itron, Inc.	191,520
47,100	@	Jabil Circuit, Inc.	2,018,706
10,900		Park Electrochemical Corp.	321,550
9,800	@, L	Planar Systems, Inc.	165,816
23,500	@, L	Plexus Corp.	882,895
10,400	@	SBS Technologies, Inc.	168,480
237,900	@	Solectron Corp.	951,600
7,190	@, L	Trimble Navigation Ltd.	323,910
			12,876,217
		Engineering & Construction: 0.1%
7,400		Jacobs Engineering Group, Inc.	641,876
10,400	@, L	Shaw Group, Inc.	316,160
5,800	@, L	URS Corp.	233,450
			1,191,486
		Entertainment: 0.3%
15,900		GTECH Holdings Corp.	541,395
88,600		International Game Technology	3,120,492
			3,661,887
		Environmental Control: 0.1%
15,520		Republic Services, Inc.	659,755
			659,755
		Food: 0.9%
12,200	L	American Italian Pasta Co.	76,372
9,790	L	Corn Products International, Inc.	289,490
17,100	@	Dean Foods Co.	663,993
6,850		Flowers Foods, Inc.	203,445
80,317		General Mills, Inc.	4,070,466
32,179		Hormel Foods Corp.	1,087,650
9,000	L	J&J Snack Foods Corp.	302,310
18,500	@, L	Performance Food Group Co.	577,015
121,700		Safeway, Inc.	3,057,104
33,977	L	Supervalu, Inc.	1,047,171
			11,375,016

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 71.1% (continued)

		Forest Products & Paper: 0.1%
32,800	L	Louisiana-Pacific Corp.	$892,160
			892,160
		Gas: 0.7%
20,950		Energen Corp.	733,250
27,700	L	New Jersey Resources Corp.	1,253,425
133,157		Sempra Energy	6,186,474
30,030		UGI Corp.	632,732
			8,805,881
		Hand/Machine Tools: 0.1%
20,000	L	Black & Decker Corp.	1,737,800
			1,737,800
		Healthcare - Products: 2.0%
60,200		Becton Dickinson & Co.	3,707,116
42,200	@, L	Cytyc Corp.	1,189,196
26,072		Dentsply International, Inc.	1,516,087
25,800	@	Edwards Lifesciences Corp.	1,122,300
11,600	@, L	Haemonetics Corp.	588,932
30,200	@, L	Henry Schein, Inc.	1,445,372
15,534	@, L	Hologic, Inc.	859,807
4,286	@, L	Idexx Laboratories, Inc.	370,139
162,600		Johnson & Johnson	9,629,172
5,000		Mentor Corp.	226,550
11,400	@	Osteotech, Inc.	49,932
11,500	@	Possis Medical, Inc.	116,840
9,420	@, L	Resmed, Inc.	414,292
23,557	@	Respironics, Inc.	916,603
34,400		Steris Corp.	848,992
16,100	L	Varian Medical Systems, Inc.	904,176
3,740		Vital Signs, Inc.	205,438
			24,110,944
		Healthcare - Services: 2.5%
101,700		Aetna, Inc.	4,997,538
42,350	@	Coventry Health Care, Inc.	2,286,053
34,700	@	Health Net, Inc.	1,763,454
42,400	@	Humana, Inc.	2,232,360
33,225	@, L	Lincare Holdings, Inc.	1,294,446
21,346	@, L	Odyssey HealthCare, Inc.	367,365
8,600	@	Pediatrix Medical Group, Inc.	882,704
18,620	@, L	Sierra Health Services	757,834
164,300		UnitedHealth Group, Inc.	9,177,798
90,900	@	WellPoint, Inc.	7,038,387
			30,797,939
		Home Builders: 0.1%
1,240	@, L	NVR, Inc.	916,298
			916,298
		Home Furnishings: 0.1%
4,200		Ethan Allen Interiors, Inc.	176,484
32,000	L	Furniture Brands International, Inc.	784,320
25,700	L	La-Z-Boy, Inc.	436,900
			1,397,704
		Household Products/Wares: 0.0%
38,200	@	Playtex Products, Inc.	399,954
			399,954

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 71.1% (continued)

		Housewares: 0.1%
16,090		Toro Co.	$768,298
			768,298
		Insurance: 4.0%
22,650	L	American Financial Group, Inc.	942,467
17,700	L	AmerUs Group Co.	1,066,248
85,600	L	AON Corp.	3,553,256
43,250		Chubb Corp.	4,127,780
28,700		Cigna Corp.	3,748,794
12,200		Delphi Financial Group	629,886
7,915	@@	Everest Re Group Ltd.	739,024
22,118		Fidelity National Financial, Inc.	785,853
34,300		First American Corp.	1,343,188
39,400		HCC Insurance Holdings, Inc.	1,371,120
12,000	L	Infinity Property & Casualty Corp.	500,880
8,370	L	Landamerica Financial Group, Inc.	567,905
45,100		Lincoln National Corp.	2,462,009
119,050	L	Metlife, Inc.	5,758,449
30,900		Ohio Casualty Corp.	979,530
29,206	L	Old Republic International Corp.	637,275
20,990	@, L	Philadelphia Consolidated Holding Co.	716,599
72,687		Principal Financial Group	3,547,126
26,200		Protective Life Corp.	1,303,188
78,736		Prudential Financial, Inc.	5,968,976
26,500	L	Radian Group, Inc.	1,596,625
10,400		RLI Corp.	595,920
35,364		Safeco Corp.	1,775,626
11,630	L	Selective Insurance Group	616,390
10,133	L	Stewart Information Services Corp.	477,062
13,100		UICI	484,569
20,900		Unitrin, Inc.	972,059
31,900		WR Berkley Corp.	1,852,114
13,920		Zenith National Insurance Corp.	669,970
			49,789,888
		Internet: 0.5%
79,800	@, L	Amazon.com, Inc.	2,913,498
11,300	@, L	Checkfree Corp.	570,650
17,500	@	Infospace, Inc.	489,125
20,900	@, L	Internet Security Systems	501,182
58,175	@, L	McAfee, Inc.	1,415,398
			5,889,853
		Iron/Steel: 0.5%
8,400	L	Cleveland-Cliffs, Inc.	731,808
37,100		Nucor Corp.	3,887,709
9,600		Reliance Steel & Aluminum Co.	901,632
7,300	L	Steel Technologies, Inc.	177,390
			5,698,539
		Leisure Time: 0.0%
17,065	@, L	Multimedia Games, Inc.	253,927
5,250		Polaris Industries, Inc.	286,440
			540,367

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 71.1% (continued)

		Machinery - Construction & Mining: 0.4%
36,600		Caterpillar, Inc.	$2,628,246
32,600		JLG Industries, Inc.	1,003,754
15,500		Joy Global, Inc.	926,435
			4,558,435
		Machinery - Diversified: 0.2%
12,435		Applied Industrial Technologies, Inc.	554,601
6,800	L	Briggs & Stratton Corp.	240,516
6,200		Cognex Corp.	183,768
6,889	L	IDEX Corp.	359,399
7,700		Lindsay Manufacturing Co.	208,593
4,000		Manitowoc Co.	364,600
18,600		Nordson Corp.	927,396
			2,838,873
		Media: 0.9%
75,600		McGraw-Hill Cos, Inc.	4,356,072
124,000		News Corp., Inc.	2,059,640
39,400	@	Viacom, Inc.	1,528,720
100,100		Walt Disney Co.	2,791,789
730		Washington Post	567,028
			11,303,249
		Metal Fabricate/Hardware: 0.3%
6,500		AM Castle & Co.	191,750
19,380		Commercial Metals Co.	1,036,636
14,700	L	Kaydon Corp.	593,292
16,550		Precision Castparts Corp.	983,070
10,491		Quanex Corp.	699,015
10,400		Valmont Industries, Inc.	437,216
			3,940,979
		Mining: 0.5%
47,600		Alcoa, Inc.	1,454,656
50,300	L	Freeport-McMoRan Copper & Gold, Inc.	3,006,431
24,400		Newmont Mining Corp.	1,266,116
			5,727,203
		Miscellaneous Manufacturing: 2.5%
41,250		3M Co.	3,122,213
17,500	L	Acuity Brands, Inc.	700,000
10,900	L	AO Smith Corp.	575,520
13,072		Aptargroup, Inc.	722,228
24,900		Crane Co.	1,021,149
13,800	@, L	EnPro Industries, Inc.	473,340
569,500		General Electric Co.	19,807,210
32,700		Parker Hannifin Corp.	2,635,947
1,900		Roper Industries, Inc.	92,397
16,867		Teleflex, Inc.	1,208,183
			30,358,187
		Office Furnishings: 0.1%
33,102		Herman Miller, Inc.	1,072,836
			1,072,836
		Oil & Gas: 5.9%
121,586	L	ChevronTexaco Corp.	7,048,340
24,760		Cimarex Energy Co.	1,071,118
155,100	L	ConocoPhillips	9,794,565
472,150	S	Exxon Mobil Corp.	28,735,049

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 71.1% (continued)

17,700		Frontier Oil Corp.	$1,050,495
19,100		Helmerich & Payne, Inc.	1,333,562
31,000		Kerr-McGee Corp.	2,959,880
49,300	L	Noble Energy, Inc.	2,165,256
64,200	L	Occidental Petroleum Corp.	5,948,130
23,800	L	Pogo Producing Co.	1,195,950
20,000	L	St. Mary Land & Exploration Co.	816,600
36,900	L	Sunoco, Inc.	2,862,333
14,250	@, L	Swift Energy Co.	533,805
15,700	@, L	Unit Corp.	875,275
102,800		Valero Energy Corp.	6,145,384
			72,535,742
		Oil & Gas Services: 0.7%
37,300	@, L	Cooper Cameron Corp.	1,644,184
10,300	@, L	Helix Energy Solutions	390,370
32,000	L	Schlumberger Ltd.	4,050,240
23,900	L	Tidewater, Inc.	1,319,997
14,400	@, L	Veritas DGC, Inc.	653,616
			8,058,407
		Packaging & Containers: 0.0%
11,600		Sonoco Products Co.	392,892
			392,892
		Pharmaceuticals: 3.6%
84,200		Abbott Laboratories	3,575,974
19,900	L	Alpharma, Inc.	533,718
54,400	L	AmerisourceBergen Corp.	2,625,888
73,600		Cardinal Health, Inc.	5,484,672
7,200	@, L	Cephalon, Inc.	433,800
37,500	@, L	Express Scripts, Inc.	3,296,250
43,600	@	Hospira, Inc.	1,720,456
69,500	@	King Pharmaceuticals, Inc.	1,198,875
21,700		Medicis Pharmaceutical	707,420
259,700		Merck & Co., Inc.	9,149,231
14,600	L	Omnicare, Inc.	802,854
402,050		Pfizer, Inc.	10,019,086
12,900	@, L	Sepracor, Inc.	629,649
21,300	@	Theragenics Corp.	67,308
73,400		Wyeth	3,561,368
			43,806,549
		Pipelines: 0.1%
7,900		Equitable Resources, Inc.	288,429
14,150	L	Questar Corp.	991,208
			1,279,637
		Real Estate Investment Trust: 0.2%
13,850		Developers Diversified Realty Corp.	758,288
2,980		Essex Property Trust, Inc.	324,015
3,800		Kilroy Realty Corp.	293,588
8,800	L	Macerich Co.	650,760
7,400		New Century Financial Corp.	340,548
			2,367,199
		Retail: 7.4%
28,400	@, L	99 Cents Only Stores	385,104
11,150	L	Abercrombie & Fitch Co.	650,045

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 71.1% (continued)

13,750		Advance Auto Parts	$572,550
44,270		American Eagle Outfitters	1,321,902
28,900	@	AnnTaylor Stores Corp.	1,063,231
22,790		Barnes & Noble, Inc.	1,054,038
79,225	L	Best Buy Co., Inc.	4,431,054
29,700		Brinker International, Inc.	1,254,825
8,500		Brown Shoe Co., Inc.	446,080
9,200		Burlington Coat Factory Warehouse Corp.	418,140
14,600	@	CEC Entertainment, Inc.	490,852
48,500	@, L	Chico’s FAS, Inc.	1,971,040
9,177	@, L	Childrens Place	531,348
18,100	L	Christopher & Banks Corp.	420,101
48,200		Circuit City Stores, Inc.	1,179,936
34,960		Claire’s Stores, Inc.	1,269,398
89,300		Costco Wholesale Corp.	4,836,488
37,550		Darden Restaurants, Inc.	1,540,677
41,100	@, L	Dollar Tree Stores, Inc.	1,137,237
10,200	@, L	Dress Barn, Inc.	489,090
149,500		Gap, Inc.	2,792,660
14,852	@, L	Hibbett Sporting Goods, Inc.	489,967
225,300		Home Depot, Inc.	9,530,190
8,800	L	IHOP Corp.	421,872
13,300	@, L	Jack in the Box, Inc.	578,550
58,850		JC Penney Co., Inc.	3,555,129
10,400	L	Landry’s Restaurants, Inc.	367,432
12,600	L	Longs Drug Stores Corp.	583,128
101,900		Lowe’s Cos., Inc.	6,566,436
181,400		McDonald’s Corp.	6,232,904
17,500		Men’s Wearhouse, Inc.	628,950
17,040		Michaels Stores, Inc.	640,363
55,600		Nordstrom, Inc.	2,178,408
37,100	@	O’Reilly Automotive, Inc.	1,356,376
78,600	@	Office Depot, Inc.	2,927,064
9,580	@, L	Panera Bread Co.	720,224
13,134	@, L	Papa John’s International, Inc.	430,927
38,275	@, L	Payless Shoesource, Inc.	876,115
15,500	@, L	Rare Hospitality International, Inc.	539,865
47,700	L	Ross Stores, Inc.	1,392,363
14,105	@, L	Select Comfort Corp.	557,853
14,885		Sonic Automotive, Inc.	413,208
7,440	@, L	Sonic Corp.	261,367
161,300		Staples, Inc.	4,116,376
132,000	@	Starbucks Corp.	4,968,480
45,800		Target Corp.	2,382,058
14,310	@, L	Too, Inc.	491,549
4,200	@, L	Tractor Supply Co.	278,628
136,150	L	Wal-Mart Stores, Inc.	6,431,726
29,600	L	Wendy’s International, Inc.	1,836,976
14,700	L	Williams-Sonoma, Inc.	623,280
			90,633,560
		Savings & Loans: 0.1%
8,600	L	FirstFed Financial Corp.	514,366
42,300		Washington Federal, Inc.	1,023,660
			1,538,026
		Semiconductors: 2.5%
94,900		Analog Devices, Inc.	3,633,721
23,400	@	Exar Corp.	334,152

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 71.1% (continued)

111,200	@	Freescale Semiconductor, Inc.	$3,088,024
326,550		Intel Corp.	6,318,743
40,500	@, L	Lam Research Corp.	1,741,500
102,200	@	LSI Logic Corp.	1,181,432
48,500	@, L	MEMC Electronic Materials, Inc.	1,790,620
40,700	@, L	Micrel, Inc.	603,174
57,510	L	Microchip Technology, Inc.	2,087,613
8,300	L	Microsemi Corp.	241,613
89,600		National Semiconductor Corp.	2,494,464
17,500	@, L	Pericom Semiconductor Corp.	172,550
224,350		Texas Instruments, Inc.	7,284,645
7,470	@, L	Varian Semiconductor Equipment Associates, Inc.	209,758
			31,182,009
		Software: 3.2%
8,816	@, L	Advent Software, Inc.	250,551
13,200	@, L	Ansys, Inc.	714,780
62,600	@	Autodesk, Inc.	2,411,352
64,700	@	BMC Software, Inc.	1,401,402
8,260	@, L	Cerner Corp.	391,937
106,050	@, L	Compuware Corp.	830,372
21,129	@	D&B Corp.	1,620,172
19,904	@, L	Filenet Corp.	537,806
20,060		Global Payments, Inc.	1,063,381
21,872	@	Hyperion Solutions Corp.	713,027
47,900	@, L	Intuit, Inc.	2,547,801
756,550		Microsoft Corp.	20,585,726
37,400		MoneyGram International, Inc.	1,148,928
103,100	@	Novell, Inc.	791,808
205,900	@	Oracle Corp.	2,818,771
10,773	@	SPSS, Inc.	341,073
44,400	@, L	Sybase, Inc.	937,728
			39,106,615
		Telecommunications: 3.7%
4,300	L	Anixter International, Inc.	205,454
262,800	L	AT&T, Inc.	7,106,112
325,100		BellSouth Corp.	11,264,715
613,550	@	Cisco Systems, Inc.	13,295,629
5,625	L	Commonwealth Telephone Enterprises, Inc.	193,781
16,683	L	Harris Corp.	788,939
11,900	@	Intrado, Inc.	309,162
335,950		Motorola, Inc.	7,696,615
89,200	L	Qualcomm, Inc.	4,514,412
8,675		Telephone & Data Systems, Inc.	342,142
			45,716,961
		Textiles: 0.0%
6,200	@	Mohawk Industries, Inc.	500,464
			500,464
		Toys/Games/Hobbies: 0.1%
52,647		Hasbro, Inc.	1,110,852
14,500	@, L	Jakks Pacific, Inc.	387,730
			1,498,582
		Transportation: 1.3%
12,300	L	Arkansas Best Corp.	481,176
45,850	L	CH Robinson Worldwide, Inc.	2,250,777

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 71.1% (continued)

14,400	@	EGL, Inc.	$648,000
13,600	L	Expeditors International Washington, Inc.	1,174,904
19,727		Landstar System, Inc.	870,355
86,175		Norfolk Southern Corp.	4,659,482
16,605		Overseas Shipholding Group	795,878
59,900	L	United Parcel Service, Inc.	4,754,843
			15,635,415
		Total Common Stock
		(Cost $813,040,058)	875,356,815

PREFERRED STOCK: 0.6%

		Banks: 0.2%
186	C	DG Funding Trust	1,973,344
			1,973,344
		Diversified Financial Services: 0.1%
52,475	C	Merrill Lynch & Co., Inc.	1,336,014
15,550	C	National Rural Utilities Cooperative Finance Corp.	366,047
			1,702,061
		Insurance: 0.2%
48,178	@@, C	Aegon NV	1,199,632
18,000	@@, C	Aegon NV	460,800
50,875	C	Metlife, Inc.	1,301,383
			2,961,815
		Real Estate Investment Trust: 0.1%
42,450	C	Duke Realty Corp.	1,095,210
			1,095,210
		Total Preferred Stock
		(Cost $7,725,076)	7,732,430
WARRANTS: 0.0%
		Aerospace/Defense: 0.0%
2,978	@	Timco Aviation Services, 0.000%, due 12/31/07	—
			—
		Total Warrants
		(Cost $-)	—

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.5%

		Airlines: 0.0%
$232,866	C	Continental Airlines, Inc., 8.312%, due 04/02/11	$223,901
253,075	L	United Airlines, Inc., 6.602%, due 09/01/13	250,673
			474,574
		Banks: 1.9%
1,475,000		American Express Centurion Bank, 4.866%, due 07/19/07	1,477,344
1,080,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	935,323
546,000	@@, #, C	Banco do Brasil Cayman, 7.950%, due 12/31/49	543,270

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.5% (continued)

$647,069	@@, #	Banco Itau SA/Cayman Islands, 5.356%, due 09/20/08	$644,028
610,000	@@, #, S	Banco Santander Chile SA, 5.220%, due 12/09/09	610,883
692,000	@@, S	Banco Santander Chile SA, 7.375%, due 07/18/12	749,703
390,000	@@, C	Bank of Ireland, 5.180%, due 12/29/49	341,823
430,000	@@, C	Bank of Nova Scotia, 5.125%, due 08/21/85	362,330
200,000	@@	Bank of Scotland, 4.813%, due 11/30/49	173,000
94,000	C, S	BankAmerica Capital II, 8.000%, due 12/15/26	99,091
260,000	@@, C	Barclays Bank PLC, 4.938%, due 12/31/49	230,677
406,000	@@, C, S	Barclays Bank PLC, 6.278%, due 12/15/49	389,667
740,000	@@, C	BNP Paribas, 5.185%, due 09/29/49	638,307
346,000	C	Chase Capital I, 7.670%, due 12/01/26	362,994
638,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd./The, 5.506%, due 04/15/49	606,566
432,000	@@, S	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	411,553
365,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	367,080
550,000	@@, C	Den Norske Bank ASA, 5.125%, due 08/29/49	463,375
80,000	@@, C	DEN Norske Creditbank, 5.063%, due 11/29/49	71,466
606,000	#, C, S	Dresdner Funding Trust I, 8.151%, due 06/30/31	708,997
351,000	#, C, S	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	368,611
540,000	@@, S	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	526,444
1,000	C, S	Fleet Capital Trust II, 7.920%, due 12/11/26	1,053
1,412,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	1,365,771
1,110,000	@@, C	HSBC Bank PLC, 4.788%, due 06/29/49	932,400
860,000	@@, C, L	HSBC Bank PLC, 5.000%, due 06/29/49	743,900
80,000	@@, C	Lloyds TSB Bank PLC, 5.000%, due 11/29/49	70,540
860,000	@@, C	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	741,305
596,000	C, S	Mellon Capital I, 7.720%, due 12/01/26	626,401
410,000	@@, C, L	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	436,886
400,000	@@, C	National Australia Bank Ltd., 4.525%, due 10/29/49	345,411
120,000	@@, C	National Westminster Bank Plc, 5.000%, due 11/29/49	101,730
337,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	319,135
4,000	@@, #, C, L	Resona Bank Ltd., 5.850%, due 09/29/49	3,889
1,690,000	@@, C	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	1,456,540
400,000	@@, C	Societe Generale, 4.656%, due 11/29/49	346,384
1,850,000	@@, C, L	Standard Chartered PLC, 4.875%, due 11/29/49	1,530,875
190,000	@@, C	Standard Chartered PLC, 4.900%, due 01/29/49	156,750
1,190,000	@@, C	Standard Chartered PLC, 5.188%, due 07/29/49	987,700
687,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	713,381
1,525,000	C, L	Wachovia Capital Trust III, 5.800%, due 12/31/49	1,499,866
460,000	@@, C	Westpac Banking Corp., 5.275%, due 09/30/49	391,586
			23,854,035
		Beverages: 0.1%
680,000	@@, S	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	785,400
443,000	@@, S	Diageo Capital PLC, 4.691%, due 04/20/07	443,471
			1,228,871
		Chemicals: 0.2%
143,000	@@, #, S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	144,171
260,000		Stauffer Chemical, 5.720%, due 04/15/10	207,623
560,000		Stauffer Chemical, 8.160%, due 04/15/17	292,622
450,000		Stauffer Chemical, 6.100%, due 04/15/18	220,568
1,480,000		Union Carbide Corp., 7.750%, due 10/01/96	1,532,182
			2,397,166
		Commercial Services: 0.1%
1,700,000	C, X	Tulane University of Louisiana, 5.549%, due 11/15/12	1,708,500
			1,708,500

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.5% (continued)

		Diversified Financial Services: 2.9%
$552,000	@@, #, S	Alpine III, 10.750%, due 08/16/14	$567,292
215,000	@@, #, S	Alpine III, 5.290%, due 08/16/14	215,533
215,000	@@, #, S	Alpine III, 5.700%, due 08/16/14	215,612
323,000	@@, #, S	Alpine III, 7.500%, due 08/16/14	324,697
169,000	#, C	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	162,926
125,000	#, C	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	120,734
2,263,000	#, S	Astoria Depositor Corp., 8.144%, due 05/01/21	2,377,564
947,883	@@, #, S	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	947,883
1,125,000	@@, #, C	BTM Curacao Holdings NV, 4.760%, due 07/21/15	1,086,742
703,000	C, S	Citigroup Capital II, 7.750%, due 12/01/36	735,203
1,116,000	#, C, S	Corestates Capital Trust I, 8.000%, due 12/15/26	1,173,744
1,480,000		Countrywide Financial Corp., 5.100%, due 12/19/07	1,481,292
1,480,000		Countrywide Financial Corp., 5.188%, due 04/11/07	1,481,721
1,529,000	#	Farmer Mac Guaranteed Notes Trust 2006-1, 4.875%, due 01/14/11	1,500,438
460,000	@@, C	Financiere CSFB NV, 5.125%, due 03/29/49	381,800
611,000	C	Fund American Cos, Inc., 5.875%, due 05/15/13	601,179
2,769,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	2,557,639
941,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	877,196
632,000	#, C, S	HVB Funding Trust III, 9.000%, due 10/22/31	813,591
969,000	#, C, L	ILFC E-Capital Trust II, 6.250%, due 12/21/65	930,314
260,000		International Lease Finance Corp., 5.000%, due 04/15/10	255,254
560,000	C, S	JPM Capital Trust I, 7.540%, due 01/15/27	587,118
621,000	C, S	JPM Capital Trust II, 7.950%, due 02/01/27	655,888
1,290,000	#, C, S	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	1,250,023
749,000	@@, #, S	Mantis Reef Ltd., 4.799%, due 11/03/09	724,093
850,000		Morgan Stanley, 6.100%, due 04/15/06	850,271
478,000	@@, C	Paribas, 5.063%, due 12/31/49	417,461
322,056	@@, C, S	Petroleum Export Ltd., 4.623%, due 06/15/10	316,305
452,200	@@, #, C, S	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	442,330
1,224,111	@@, #, C, S	PF Export Receivables Master Trust, 6.436%, due 06/01/15	1,200,394
1,944,000	#	Piper Jaffray Equipment Trust Securities, 7.000%, due 09/10/13	1,909,980
917,000	C	Residential Capital Corp., 6.375%, due 06/30/10	924,652
677,000	C	Residential Capital Corp., 6.875%, due 06/30/15	706,988
727,000	C	Southern Star Central Corp., 8.500%, due 08/01/10	784,251
600,000,000	@@	Takefuji Corp., 1.000%, due 03/01/34	2,669,718
4,304,011	#	Toll Road Investment, 18.770%, due 02/15/45	512,130
430,000	#, C	Twin Reefs Pass-Through Trust, 5.849%, due 12/10/49	430,426
688,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	738,605
446,000	#, C, S	Wachovia Capital Trust V, 7.965%, due 06/01/27	741,888
973,000	@@, #,C	ZFS Finance USA Trust I, 6.450%, due 12/15/65	937,962
			35,608,837
		Electric: 1.0%
959,445	C, S	CE Generation LLC, 7.416%, due 12/15/18	1,000,741
430,000	C	DTE Energy Co., 6.450%, due 06/01/06	430,726
1,454,000	@@, C, S	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	1,661,583
675,000	S	Entergy Gulf States, Inc., 5.120%, due 08/01/10	648,436
584,000	C, L	FirstEnergy Corp., 6.450%, due 11/15/11	604,993
1,003,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	1,117,489
670,979	#, C	Juniper Generation, 6.790%, due 12/31/14	645,919
557,000	@@, +	Korea Electric Power Corp., 0.680%, due 04/01/96	302,869
658,000	#, C, L	Mirant North America LLC, 7.375%, due 12/31/13	674,450
551,000	#,C	Nevada Power Co., 5.950%, due 03/15/16	545,141
727,000	C	NorthWestern Corp., 5.875%, due 11/01/14	719,705
594,000	C, S	Potomac Edison Co., 5.000%, due 11/01/06	594,057
316,000	#, S	Power Contract Financing LLC, 6.256%, due 02/01/10	317,881
144,076	S	PPL Montana LLC, 8.903%, due 07/02/20	161,174
1,119,000	#, C, S	Sierra Pacific Power Co., 6.000%, due 05/15/16	1,109,363
191,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	193,444
1,000,000	C	Southern Co. CAP Trust I, 8.190%, due 02/01/37	1,057,382
			11,785,353

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.5% (continued)

		Food: 0.0%
$218,000	C, S	Delhaize America, Inc., 8.050%, due 04/15/27	$225,768
278,000	C, S	Delhaize America, Inc., 8.125%, due 04/15/11	301,502
			527,270
		Foreign Government Bonds: 0.2%
3,000,000	@@	KAUP BANK, 6.600%, due 12/28/15	2,863,995
			2,863,995
		Forest Products & Paper: 0.0%
514,000	C	Georgia-Pacific Corp., 7.250%, due 06/01/28	488,300
			488,300
		Healthcare - Services: 0.0%
528,000	C, S	WellPoint, Inc., 5.250%, due 01/15/16	510,131
			510,131
		Household Products/Wares: 0.0%
10,000	C, L	Spectrum Brands, Inc., 7.375%, due 02/01/15	8,750
			8,750
		Insurance: 0.3%
1,294,000	@@, C	Aegon NV, 5.585%, due 12/31/49	1,143,573
811,000	S, L	AON Capital Trust, 8.205%, due 01/01/27	930,907
368,000	#, C, S	North Front Pass - Thru, 5.810%, due 12/15/24	358,258
1,144,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	1,224,138
			3,656,876
		Media: 0.2%
413,000	C, L	Comcast Corp., 5.650%, due 06/15/35	361,144
1,074,000	#, C, L	News America, Inc., 6.400%, due 12/15/35	1,030,203
462,000	C	Time Warner, Inc., 6.125%, due 04/15/06	462,158
			1,853,505
		Oil & Gas: 0.4%
440,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	411,123
326,000	@@, #, S	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	342,124
557,000	@@, C	Husky Oil Co., 8.900%, due 08/15/28	591,550
988,000	@@, #, S	Pemex Project Funding Master Trust, 6.210%, due 06/15/10	1,016,652
349,000	@@, #, C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	337,570
519,000	C, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	502,003
766,000	@@, #, C, S	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	724,783
528,000	@@, #, S	Tengizchevroil, 6.124%, due 11/15/14	528,000
			4,453,805
		Pharmaceuticals: 0.1%
688,000	C, S	AmerisourceBergen Corp., 5.625%, due 09/15/12	680,089
184,000	#, C, S	AmerisourceBergen Corp., 5.875%, due 09/15/15	181,895
			861,984
		Pipelines: 0.2%
2,051,000	#, C	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	1,987,419
700,000	C	Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	689,550
			2,676,969

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.5% (continued)

		Real Estate: 0.1%
$609,000	C, S	EOP Operating LP, 7.750%, due 11/15/07	$629,774
			629,774
		Real Estate Investment Trust: 0.2%
115,000	C, S	Liberty Property LP, 6.375%, due 08/15/12	118,509
583,000	C, S	Liberty Property LP, 7.750%, due 04/15/09	617,063
514,000	C, S	Simon Property Group LP, 4.875%, due 03/18/10	501,644
806,000	C, S	Simon Property Group LP, 6.375%, due 11/15/07	817,980
			2,055,196
		Retail: 0.1%
483,000	C	JC Penney Corp., Inc., 7.625%, due 03/01/97	490,026
688,000	C, S	May Department Stores Co., 3.950%, due 07/15/07	673,831
			1,163,857
		Savings & Loans: 0.1%
507,000	C, S	Great Western Financial, 8.206%, due 02/01/27	536,518
			536,518
		Telecommunications: 0.3%
473,000	C, S	AT&T Corp., 9.750%, due 11/15/31	566,486
564,000	C, S	BellSouth Corp., 4.200%, due 09/15/09	541,584
1,180,000	C	SBC Communications, Inc., 5.750%, due 05/02/06	1,180,541
1,123,000	C	Verizon Global Funding Corp., 5.850%, due 09/15/35	1,010,589
			3,299,200
		Transportation: 0.1%
1,120,000	C	BNSF Funding Trust I, 6.613%, due 12/15/55	1,101,784
450,000	@@, #, S	MISC Capital Ltd., 5.000%, due 07/01/09	444,076
			1,545,860
		Total Corporate Bonds/Notes
		(Cost $106,012,122)	104,189,326

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.2%

		Federal Government Loan Mortgage Corporation: 0.2%
1,707,000	W	5.500%, due 04/01/33	1,666,991
395		5.500%, due 05/01/23	389
57,000	W	6.000%, due 04/01/34	57,036
397,019	S	6.500%, due 11/01/28	406,779
			2,131,195
		Federal Home Loan Bank: 0.4%
3,370,000		4.750%, due 08/17/07	3,354,744
1,840,000		4.850%, due 02/06/08	1,833,271
			5,188,015
		Federal Home Loan Mortgage Corporation: 3.2%
1,910,000		3.875%, due 06/15/08	1,864,001
1,867,000		4.000%, due 08/17/07	1,840,210
3,740,000		4.375%, due 11/16/07	3,699,402
2,047,000	C	4.500%, due 02/15/20	1,884,987
209,446	C	4.500%, due 12/15/16	204,937
3,693,000	L	4.875%, due 02/17/09	3,675,547
2,387,000	C, S	5.000%, due 04/15/23	2,263,796
937,000	C	5.000%, due 05/15/20	896,643
2,373,868	C	5.000%, due 08/15/16	2,321,897

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.2% (continued)

$2,639,974	C, S	5.000%, due 08/15/21	$2,606,432
421,223		5.040%, due 04/01/35	413,020
1,386,188		5.221%, due 06/01/35	1,357,098
4,059,900	C, S	5.500%, due 08/15/20	3,862,606
2,248,722	C, S	5.500%, due 11/15/18	2,248,595
1,408,000	S	5.875%, due 03/21/11	1,442,026
2,276,000	C, S	6.000%, due 01/15/29	2,285,460
2,719,523	C, S	6.000%, due 01/15/29	2,732,096
3,612,132	C, S	6.000%, due 01/15/29	3,643,182
			39,241,935
		Federal National Mortgage Association: 4.1%
3,761,000		3.875%, due 07/15/08	3,667,904
1,121,000	L	4.250%, due 09/15/07	1,108,009
622,000	W	4.500%, due 04/01/18	594,788
128,000	W	4.500%, due 04/15/35	118,080
875,135		4.640%, due 08/01/35	851,331
1,707,000	L	4.750%, due 08/10/07	1,699,310
2,202,497	C	4.750%, due 12/25/42	2,186,336
2,207,419		4.811%, due 08/01/35	2,154,256
781,000	W	5.000%, due 04/15/21	761,475
1,545,000	W	5.000%, due 04/15/36	1,471,130
1,586,321		5.000%, due 02/25/29	1,556,683
3,423,000	S	5.250%, due 08/01/12	3,392,809
415,000	W	5.500%, due 04/15/19	412,536
1,657,035		5.500%, due 11/01/32	1,621,904
4,376,638	S	5.500%, due 11/01/33	4,282,022
4,283,471	S	5.500%, due 11/01/33	4,192,656
578,605	S	6.000%, due 03/01/17	586,833
74,243	S	6.000%, due 04/01/17	75,299
78,341	S	6.000%, due 04/01/17	79,456
125,082	S	6.000%, due 04/01/17	126,860
114,408	S	6.000%, due 06/01/16	116,045
369,973	S	6.000%, due 06/01/17	375,235
73,749	S	6.000%, due 07/01/16	74,804
476,948		6.000%, due 07/01/16	483,770
131,299		6.000%, due 08/01/16	133,177
70,997	S	6.000%, due 08/01/16	72,013
76,048	S	6.000%, due 09/01/17	77,129
54,302	S	6.000%, due 10/01/16	55,078
1,028	S	6.000%, due 10/01/16	1,042
78,363	S	6.000%, due 10/01/16	79,484
82,797	S	6.000%, due 10/01/17	83,974
369,995		6.000%, due 11/01/17	375,287
395,026	S	6.000%, due 12/01/17	400,644
347,343	S	6.000%, due 12/01/18	352,268
2,561,490	S	6.000%, due 04/25/31	2,593,750
1,400,095		6.000%, due 07/25/29	1,410,073
3,295,021	S	6.000%, due 07/25/29	3,317,748
2,834,007		6.500%, due 04/01/30	2,906,315
893,000	W	6.500%, due 04/01/31	911,139
1,723,000		6.625%, due 11/15/10	1,827,295
119,068		7.000%, due 01/01/30	122,839
92,943		7.000%, due 01/01/31	95,868
28,861		7.000%, due 01/01/32	29,764
28,641		7.000%, due 01/01/32	29,537
184,212		7.000%, due 03/01/30	190,047
10,286		7.000%, due 04/01/32	10,600
21,752		7.000%, due 05/01/32	22,415
45,196		7.000%, due 06/01/29	46,660
10,842		7.000%, due 06/01/29	11,186

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.2% (continued)

$83,598		7.000%, due 06/01/29	$86,245
1,410,648		7.000%, due 06/01/31	1,877,352
55,147		7.000%, due 07/01/32	56,828
833		7.000%, due 08/01/29	860
260,911		7.000%, due 08/01/31	269,069
7,481		7.000%, due 10/01/29	7,718
12,343		7.000%, due 10/01/31	12,729
201,368		7.000%, due 11/01/29	207,746
72,989		7.500%, due 10/01/30	76,314
108,090		7.500%, due 10/01/30	113,014
39,349		7.500%, due 11/01/30	41,142
73,393		7.500%, due 11/01/30	76,737
892,097	C	7.500%, due 01/25/48	918,731
			50,889,348
		Government National Mortgage Association: 0.3%
177,863	S	4.375%, due 04/20/28	178,343
45,833		5.125%, due 12/20/29	45,791
198,549		6.500%, due 10/15/31	205,972
573,892	S	7.000%, due 09/15/24	598,182
306,309	S	7.000%, due 10/15/24	319,305
692,506	S	7.000%, due 10/15/24	721,888
173,959	S	7.000%, due 11/15/24	181,313
1,581,199	S	7.500%, due 12/15/23	1,663,543
			3,914,337
		Total U.S. Government Agency Obligations
		(Cost $103,425,610)	101,364,830

U.S. TREASURY OBLIGATIONS: 3.0%

		U.S. Treasury Bond: 1.8%
12,159,000	L	4.500%, due 02/15/16	11,829,382
2,430,000	S, L	5.375%, due 02/15/31	2,558,715
3,231,000	L	6.000%, due 02/15/26	3,606,100
2,870,000	L	6.250%, due 08/15/23	3,255,883
			21,250,080
		U.S. Treasury Note: 1.2%
2,131,000	L	4.500%, due 02/15/09	2,113,187
11,511,000	L	4.500%, due 02/28/11	11,346,888
1,596,000	L	4.625%, due 02/29/08	1,590,079
			15,050,154
		Total U.S. Treasury Obligations
		(Cost $36,855,453)	36,300,234

ASSET-BACKED SECURITIES: 1.9%

		Automobile Asset Backed Securities: 0.4%
78,530	C	Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	78,178
721,000	C	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	718,358
418,000	C	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	415,647
121,215	C	Household Automotive Trust, 2.310%, due 04/17/08	120,758
1,302,000	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	1,273,878
1,187,422	C, S	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	1,172,653
217,000	C	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	215,454
253,000	C	USAA Auto Owner Trust, 5.010%, due 09/15/10	252,404
			4,247,330

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

ASSET-BACKED SECURITIES: 1.9% (continued)

		Credit Card Asset Backed Securities: 0.3%
$285,000	C, S	Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	$274,171
1,222,000	C	Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	1,209,968
775,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	776,467
1,683,000	C, S	MBNA Credit Card Master Note Trust, 4.900%, due 07/15/11	1,671,387
			3,931,993
		Home Equity Asset Backed Securities: 0.7%
1,482,315	C	Bayview Financial Acquisition Trust, 5.321%, due 09/28/43	1,484,324
128,455	C, S	GMAC Mortgage Corp. Loan Trust, 5.048%, due 12/25/20	128,564
4,664,000	C	GSAA Trust, 5.242%, due 06/25/34	4,567,625
385,931	C	Merrill Lynch Mortgage Investors, Inc., 5.178%, due 07/25/34	386,874
270,315	C	New Century Home Equity Loan Trust, 5.068%, due 08/25/34	270,542
734,419	S	QFA Royalties LLC, 7.300%, due 02/20/25	737,173
796,000	+, C	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	795,980
			8,371,082
		Other Asset Backed Securities: 0.5%
278,671	C	Amortizing Residential Collateral Trust, 5.318%, due 05/25/32	279,035
263,971	C	Chase Funding Mortgage Loan, 5.118%, due 07/25/33	264,639
1,583,000	+, C	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	1,589,132
421,006	C	Fannie Mae, 4.958%, due 04/25/35	421,492
694,000	+, C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	694,000
203,018	C	Residential Asset Mortgage Products, Inc., 5.128%, due 06/25/33	203,378
3,011,480	+, C	Structured Asset Securities Corp., 6.000%, due 03/25/34	3,008,094
			6,459,770
		Total Asset-Backed Securities
		(Cost $23,305,937)	23,010,175

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.6%

		Commercial Mortgage Backed Securities: 1.8%
1,412,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,369,575
2,060,000	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	2,180,833
1,182,695	C	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,130,909
1,600,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	1,645,879
1,334,351	C	Ge Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,297,066
1,000,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	973,385
537,716	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	520,146
2,852,363	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	2,889,842
3,150,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	3,228,941
3,000,000	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	3,211,068
360,000	C	Morgan Stanley Capital I, 4.827%, due 06/12/47	348,370
2,363,104	C, S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	2,398,543
176,187	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	167,827
600,000	C	Prudential Securities Secured Financing Corp., 6.649%, due 07/15/08	616,177
			21,978,561
		Diversified Financial Services: 0.1%
1,263,496	#, S	Astoria Depositor Corp., 7.902%, due 05/01/21	1,275,594
			1,275,594
		Whole Loan Collateral CMO: 3.6%
1,852,864	C	Banc of America Funding Corp., 5.279%, due 09/20/35	1,797,463
3,027,799	C	Banc of America Funding Corp., 5.750%, due 09/20/34	2,962,286
960,137	C, S	Banc of America Mortgage Securities, 5.250%, due 11/25/19	941,226
2,200,581	C	Banc of America Mortgage Securities, 5.500%, due 06/25/35	2,151,575
184,000	C	Bank of America Mortgage, 6.500%, due 03/25/36	186,613
414,997	C	Bear Stearns Alt-A Trust, 5.138%, due 07/25/34	415,725

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.6% (continued)

$500,463	C	Citigroup Mortgage Loan Trust, Inc., 4.938%, due 02/25/35	$500,905
3,187,269	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 10/25/35	3,174,693
414,576	C	Countrywide Alternative Loan Trust, 5.118%, due 02/25/35	415,006
2,501,112	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,465,212
110,000		Countrywide Alternative Loan Trust, 6.000%, due 03/01/49	110,635
1,238,056	C	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	1,213,791
687,176	C	First Horizon Asset Securities, Inc., 5.400%, due 10/25/35	678,284
1,788,356	C	GMAC Mortgage Corp. Loan Trust, 4.598%, due 10/19/33	1,729,824
2,049,761	C	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	2,026,061
668,021	#, C	GSMPS Mortgage Loan Trust, 5.168%, due 01/25/35	671,003
664,550	C	Harborview Mortgage Loan Trust, 5.126%, due 01/19/35	666,162
929,644	C, S	Homebanc Mortgage Trust, 5.248%, due 08/25/29	931,989
372,651		JP Morgan Alternative Loan Trust, 5.521%, due 01/25/36	370,509
3,138,868	C	Mastr Adjustable Rate Mortgages Trust, 5.365%, due 06/25/35	3,047,662
2,562,901	C, S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	2,523,325
261,066	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	261,168
359,808	C, S	MLCC Mortgage Investors, Inc., 5.138%, due 01/25/29	360,196
332,798	C	Sequoia Mortgage Trust, 5.046%, due 01/20/35	333,279
696,591	C	Structured Asset Mortgage Investments, Inc., 5.016%, due 04/19/35	697,551
1,115,755	C	Suntrust Alternative Loan Trust, 6.500%, due 12/25/35	1,123,239
768,320	C	Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36	763,268
1,536,845	C	Wamu Alternative Mortgage Pass-Through Certs, 6.500%, due 03/25/36	1,546,246
189,313	C	Washington Mutual, Inc., 5.045%, due 06/25/44	189,711
602,753	C	Washington Mutual, Inc., 5.068%, due 01/25/45	603,623
983,446	C	Washington Mutual, Inc., 5.128%, due 01/25/45	988,111
1,767,010	C	Washington Mutual, Inc., 5.627%, due 01/25/36	1,747,063
2,026,986	C	Washington Mutual, Inc., 6.000%, due 06/25/34	2,013,050
2,225,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	2,093,209
2,804,798	C	Wells Fargo Mortgage Backed Securities Trust, 5.388%, due 08/25/35	2,760,973
			44,460,636
		Whole Loan Collateral PAC: 0.0%
795,036	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	808,834
			808,834
		Whole Loan Collateral Support CMO: 0.1%
908,099	C	Banc of America Mortgage Securities, 5.500%, due 11/25/33	884,922
			884,922
		Total Collateralized Mortgage Obligations
		(Cost $71,375,887)	69,408,547

MUNICIPAL BONDS: 0.0%

		Municipal: 0.0%
215,000	C	City of New York NY, 5.000%, due 04/01/35	220,476
			220,476
		Total Municipal Bonds
		(Cost $219,989)	220,476

OTHER BONDS: 0.1%

		Sovereign: 0.1%
520,000	@@, L	Mexico Government International Bond, 6.750%, due 09/27/34	538,200
359,322	@@	Republica Orient Uruguay, 10.500%, due 10/20/06	533,599
			1,071,799
		Total Other Bonds
		(Cost $925,114)	1,071,799

		Total Long-Term Investments
		(Cost $1,162,885,246)	1,218,654,632

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 17.3%

	Commercial Paper: 0.3%
$1,000,000	Concord Minutemen Capital Co. LLC, 4.710%, due 04/11/06		$998,825
3,000,000	Volkswagen of America, 5.000%, due 04/03/06		2,999,583

	Total Commercial Paper
	(Cost $3,998,956)		3,998,408

	Money Market: 0.3%
2,900,000	Cadbury Schweepes, 0.000%, 04/19/06		2,900,527

	Total Money Market
	(Cost $2,900,527)		2,900,527

	Repurchase Agreement: 1.5%
18,606,000	Goldman Sachs Repurchase Agreement dated 03/31/06, 4.790%, due 04/03/06, $18,613,427 to be received upon repurchase (Collateralized by $16,656,000 Federal Home Loan Mortgage Corporation, 6.250%, Market Value plus accrued interest $18,978,587, due 07/15/32)		18,606,000

	Total Repurchase Agreement
	(Cost $18,606,000)		18,606,000

	Securities Lending Collateralcc: 15.2%
187,467,407	The Bank of New York Institutional Cash Reserve Fund		187,467,407

	Total Securities Lending Collateral
	(Cost $187,467,407)		187,467,407

	Total Short-Term Investments
	(Cost $212,972,890)		212,972,342

	Total Investments in Securities
	(Cost $1,375,858,136)*	116.3%	$1,431,626,974
	Other Assets and Liabilities—Net	(16.3)	(201,135,078)
	Net Assets	100.0%	$1,230,491,896

@	Non-income producing security
@@	Foreign Issuer
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
X	Fair value determined by ING Vlauation Committee appointed by the Funds’ Board of Directors/Trustees
*	Cost for federal income tax purposes is $1,389,943,243.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$61,240,188
	Gross Unrealized Depreciation	(19,556,457)
	Net Unrealized Appreciation	$41,683,731

Information concerning open futures contracts for the ING VP Balanced Portfolio at March 31, 2006

is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain(Loss)
90 Day EURO Future	272	64,419,800	9/18/06	(94,243)
U.S. 10 Year Treasury Note	40	4,255,625	6/21/06	(52,700)
U.S. 30 Year Treasury Note	65	7,095,156	6/21/06	(243,567)
		$75,770,581		$(390,510)

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain(Loss)
EURO-Bond Future	272	64,460,600	3/19/07	121,273
U.S. 2 Year Treasury Note	55	11,212,266	6/30/06	12,725
		$75,672,866		$133,998

Information concerning the Interest Rate Swap Agreements outstanding for the ING VP Balanced Fund at March 31, 2006 is shown below:

			Unrealized
		Notional	Appreciation
Type	Date	Principal	(Depreciation)
Receive a floating rate 3-month USD-LIBOR plus 2.370% on
$ 1,390,500 and pay a fixed rate equal to 1.000% on
Y300,000,000. Upon termination of the contract, receive
$ 1,390,500 and pay Y300,000,000.
Counterparty: UBS AG	03/01/34	$2,773,722	$39,822

Receive a fixed rate equal to 0.400% and pay a
floating rate based on the Dow Jones Credit Derivative Index.
Counterparty: UBS AG	06/20/11	14,863,000	6,051

Receive a fixed rate equal to 5.086% and pay a
floating rate based on the 3-month LIBOR.
Counterparty: Citigroup, Inc.	02/15/11	61,300,000	529,448

Receive a fixed rate equal to 5.085% and pay a
floating rate based on the 3-month LIBOR.
Counterparty: Morgan Stanley	02/15/11	4,650,000	40,362
			$569,810

Information concerning the Credit Default Swap Agreements outstanding for the ING VP Balanced Fund at March 31, 2006 is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Dow Jones Credit Derivative Index
Receive $1,013,000 upon event of default
and pay 1.350%.
Counterparty: UBS AG	06/20/11	$1,013,000	$(8,348)

General Motors Acceptance Corporation
Receive $506,000 upon event of default
and pay 4.000%.
Counterparty: UBS AG	03/20/11	506,000	(8,321)

General Motors Acceptance Corporation
Receive $506,000 upon event of default
and pay 4.100%.
Counterparty: UBS AG	03/20/11	506,000	(10,364)

General Motors Acceptance Corporation
Receive $504,000 upon event of default
and pay 4.750%.
Counterparty: UBS AG	03/20/11	504,000	(25,143)

Georgia Pacific Corporation
Receive $263,000 upon event of default
and pay 3.550%.
Counterparty: Citigroup, Inc.	12/20/10	263,000	(14,933)
			$(67,109)

Item 2. Controls and Procedures.

(a)           Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)          There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Balanced Portfolio, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief
Financial Officer

Date:	May 30, 2006